CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2024
CASH AND CASH EQUIVALENTS
Schedule of analysis of cash and cash equivalents

	2024	2023

Banks
- TRY denominated time deposits	1,569,081	457,420
- USD denominated time deposits	418,910	6,301,314
- TRY denominated demand deposits	84,431	1,171,632
- USD denominated demand deposits	16,334	5,664
- Other foreign currency deposits	11,797	4,803
Money market funds	4,649,626	—

	6,750,179	7,940,833